Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 22, 2021 shares	Mar. 24, 2021 shares	Feb. 17, 2021	Mar. 17, 2021 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Employees $ / shares shares	Dec. 31, 2019 USD ($) Employees shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years		10 years
Number of options outstanding					28,980		38,258	42,276
Total fair value of shares vested | $					$ 400	$ 600	$ 1,000	$ 1,600
Number of employees for which exercise price adjusted | Employees							106	124
Unrecognized compensation cost | $					$ 900		$ 1,400	$ 4,400
Period for recognition of Unrecognized compensation cost					1 year 3 months 18 days		1 year 10 months 24 days	2 years
Share based compensation by share based arrangement options granted during the period gross					0		24,406
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised | $					$ 4,400	200	$ 700	$ 200
Share based compensation by share based arrangement equity instruments other than options granted during the period					99,380
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $					$ 100		$ 200
Period for recognition of Unrecognized compensation cost					1 year 8 months 12 days		1 year 8 months 12 days
Fair value of restricted stock units granted | $							$ 29
Share based compensation by share based arrangement equity instruments other than options granted during the period					0		38,224
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $					$ 800	$ 1,100	$ 2,000	3,400
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $							$ 200	$ 600
Plan Mofification Terms For One Hundred and Six Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding							18,000,000.0
Stock option exercise price | $ / shares							$ 0.0011
Plan Mofification Terms For One Hundred and Twenty Four Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding								12,100,000
Share-based Payment Arrangement, Plan Modification, Incremental Cost | $								$ 500
Plan Mofification for Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $							$ 100	$ 200
Period for recognition of Unrecognized compensation cost							1 year	1 year 7 months 6 days
Two Thousand and Eleven Plan and Two Thousand Fourteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant					600,000		600,000
Number of options outstanding					28,400,000		37,700,000
Blacksky Technology [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement options granted during the period gross					0
Blacksky Technology [Member] | Consultants [Member] | Consumation Of Merger And Time Based Vesting [Member] | Consumation Of Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement options granted during the period gross		1,500,000
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member] | Consumation Of Merger And Time Based Vesting [Member] | Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $					$ 300
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member] | Consumation Of Merger And Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period				96,083,025
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member] | Consumation Of Merger And Time Based Vesting [Member] | Tranche One [Member] | Consumation Of Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%	50.00%
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member] | Consultants [Member] | Consumation Of Merger And Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period		1,500,000
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member] | Consultants [Member] | Consumation Of Merger And Time Based Vesting [Member] | Immediate Vesting [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Blacksky Technology [Member] | Restricted Stock Units (RSUs) [Member] | Consultants [Member] | Consumation Of Merger And Time Based Vesting [Member] | Vesting Over Twelve Months [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Blacksky Technology [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock units granted | $					$ 4
Blacksky Technology [Member] | Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Consumation Of Merger And Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period	1,796,610
Blacksky Technology [Member] | Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Consumation Of Merger And Time Based Vesting [Member] | Tranche Two [Member] | Time Based Vesting [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%